Condensed Financial Information of New Borun - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	$ (21,203,729)	¥ (145,846,004)	¥ 140,311,845	¥ 159,931,964
Net cash provided by investing activities	1,107,102	7,615,000	(950,000)	151,193
Net cash provided by financing activities	4,971,180	34,193,359	(206,502,989)	139,615,291
Effect of exchange rate changes on cash and cash equivalents	(5,282)	(36,333)	61,376	10
Net increase/ (decrease) in cash	(15,125,447)	(104,037,645)	(67,079,768)	299,698,458
Cash-beginning of year	105,876,058	728,249,297	795,329,065	495,630,607
Cash-end of year	90,750,611	624,211,652	728,249,297	795,329,065
New Borun
CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	15	107	(9)
Effect of exchange rate changes on cash and cash equivalents	(36)	(244)		10
Net increase/ (decrease) in cash	(21)	(137)	(9)	10
Cash-beginning of year	$ 21	¥ 137	146	136
Cash-end of year			¥ 137	¥ 146